Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT1-0423
1.9866138.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	7,329,443	149,300,754
Verizon Communications, Inc.	4,432,911	184,276,110
		333,576,864
Entertainment - 0.7%
Activision Blizzard, Inc.	730,425	55,928,642
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	622,021	61,480,556
Media - 0.2%
Omnicom Group, Inc.	207,399	17,834,240
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	635,363	94,866,050
TOTAL COMMUNICATION SERVICES		563,686,352
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.1%
Gentex Corp.	248,186	7,323,969
Distributors - 0.2%
Pool Corp.	37,663	14,523,229
Diversified Consumer Services - 0.2%
Service Corp. International (b)	166,430	12,340,785
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	37,878	13,370,934
McDonald's Corp.	698,316	186,729,698
Yum China Holdings, Inc. (b)	442,869	27,285,159
Yum! Brands, Inc.	41,092	5,362,917
		232,748,708
Household Durables - 0.2%
Garmin Ltd.	162,851	16,102,707
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (a)	211,350	21,796,526
Multiline Retail - 0.7%
Dollar General Corp.	239,601	55,970,794
Specialty Retail - 4.1%
AutoZone, Inc. (a)	20,570	50,167,145
The Home Depot, Inc.	743,474	241,011,967
TJX Companies, Inc.	373,217	30,551,544
Tractor Supply Co.	26,831	6,117,200
		327,847,856
TOTAL CONSUMER DISCRETIONARY		688,654,574
CONSUMER STAPLES - 8.3%
Beverages - 0.9%
PepsiCo, Inc.	395,916	67,709,554
Food & Staples Retailing - 0.6%
Walmart, Inc.	323,800	46,585,106
Food Products - 2.0%
Campbell Soup Co.	28,864	1,498,908
Flowers Foods, Inc.	203,672	5,639,678
General Mills, Inc.	628,788	49,271,828
Hormel Foods Corp.	305,480	13,841,299
Kellogg Co.	269,249	18,465,096
McCormick & Co., Inc. (non-vtg.)	234,044	17,581,385
The Hershey Co.	155,025	34,818,615
The J.M. Smucker Co.	112,475	17,186,180
		158,302,989
Household Products - 4.8%
Church & Dwight Co., Inc.	256,397	20,732,261
Colgate-Palmolive Co.	880,436	65,618,895
Kimberly-Clark Corp.	356,369	46,331,534
Procter & Gamble Co.	1,627,013	231,654,111
The Clorox Co.	130,002	18,809,989
		383,146,790
TOTAL CONSUMER STAPLES		655,744,439
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	102,047	8,849,516
Chevron Corp.	802,991	139,736,494
Coterra Energy, Inc.	839,772	21,019,493
DT Midstream, Inc. (b)	102,105	5,581,059
Kinder Morgan, Inc.	2,092,731	38,296,977
The Williams Companies, Inc.	1,286,191	41,466,798
		254,950,337
FINANCIALS - 10.4%
Banks - 1.1%
Commerce Bancshares, Inc.	120,909	8,047,703
CVB Financial Corp.	138,706	3,359,459
First Financial Bankshares, Inc.	136,917	4,876,984
Glacier Bancorp, Inc.	116,915	5,330,155
U.S. Bancorp	1,267,159	63,104,518
		84,718,819
Capital Markets - 3.0%
Cboe Global Markets, Inc.	111,951	13,756,539
CME Group, Inc.	379,391	67,023,214
FactSet Research Systems, Inc.	40,089	16,955,242
Houlihan Lokey	52,422	5,193,448
Intercontinental Exchange, Inc.	589,467	63,397,176
MarketAxess Holdings, Inc.	37,103	13,499,927
NASDAQ, Inc.	342,641	20,623,562
S&P Global, Inc.	91,807	34,422,117
		234,871,225
Insurance - 6.3%
Allstate Corp.	285,305	36,653,133
Arthur J. Gallagher & Co.	222,015	43,452,776
Assurant, Inc.	56,164	7,446,785
Brown & Brown, Inc.	247,454	14,490,906
Chubb Ltd.	440,831	100,284,644
Erie Indemnity Co. Class A	26,327	6,433,002
Globe Life, Inc.	30,394	3,673,115
Hanover Insurance Group, Inc.	37,613	5,061,958
Marsh & McLennan Companies, Inc.	526,727	92,129,820
Progressive Corp.	617,393	84,181,536
RLI Corp.	40,827	5,407,536
Selective Insurance Group, Inc.	63,680	6,049,600
The Travelers Companies, Inc.	250,490	47,873,649
W.R. Berkley Corp.	215,602	15,122,324
Willis Towers Watson PLC	116,072	29,504,342
		497,765,126
TOTAL FINANCIALS		817,355,170
HEALTH CARE - 16.0%
Biotechnology - 1.5%
Amgen, Inc.	361,569	91,260,016
Vertex Pharmaceuticals, Inc. (a)	78,148	25,249,619
		116,509,635
Health Care Equipment & Supplies - 2.0%
Medtronic PLC	1,262,197	105,633,267
ResMed, Inc.	154,555	35,295,725
STERIS PLC	97,595	20,154,343
		161,083,335
Health Care Providers & Services - 3.1%
Chemed Corp.	15,733	7,947,368
UnitedHealth Group, Inc.	470,109	234,673,712
		242,621,080
Pharmaceuticals - 9.4%
Eli Lilly & Co.	576,276	198,325,385
Johnson & Johnson	1,423,194	232,578,363
Merck & Co., Inc.	2,035,673	218,651,637
Royalty Pharma PLC	387,586	15,189,495
Zoetis, Inc. Class A	494,133	81,774,070
		746,518,950
TOTAL HEALTH CARE		1,266,733,000
INDUSTRIALS - 7.2%
Aerospace & Defense - 3.0%
General Dynamics Corp.	2,459	573,095
Huntington Ingalls Industries, Inc.	42,166	9,299,290
L3Harris Technologies, Inc.	196,403	42,191,292
Lockheed Martin Corp.	242,474	112,328,505
Northrop Grumman Corp.	153,504	68,775,932
		233,168,114
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	130,296	13,051,750
Expeditors International of Washington, Inc.	120,196	12,999,197
		26,050,947
Building Products - 0.1%
Lennox International, Inc. (b)	32,845	8,560,064
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	216,759	27,055,858
Rollins, Inc.	244,287	8,892,047
Waste Management, Inc.	397,021	61,431,059
		97,378,964
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	214,642	6,634,584
Industrial Conglomerates - 0.2%
3M Co.	150,562	17,326,675
Machinery - 1.2%
Graco, Inc.	178,506	12,195,530
Otis Worldwide Corp.	432,860	35,594,078
PACCAR, Inc.	338,748	37,028,544
Toro Co.	110,377	12,309,243
		97,127,395
Professional Services - 0.9%
Booz Allen Hamilton Holding Corp. Class A	139,676	13,218,937
Exponent, Inc.	53,955	5,532,546
FTI Consulting, Inc. (a)(b)	36,458	5,815,780
Leidos Holdings, Inc.	139,916	13,829,297
Science Applications International Corp. (b)	58,776	6,099,773
Verisk Analytics, Inc.	157,248	28,586,114
		73,082,447
Road & Rail - 0.1%
Landstar System, Inc.	35,949	6,213,066
TOTAL INDUSTRIALS		565,542,256
INFORMATION TECHNOLOGY - 23.9%
IT Services - 7.9%
Accenture PLC Class A	141,397	39,456,833
Akamai Technologies, Inc. (a)	167,783	14,924,298
Amdocs Ltd.	129,661	11,919,736
Automatic Data Processing, Inc.	438,589	99,037,782
Broadridge Financial Solutions, Inc.	123,736	18,604,945
Fiserv, Inc. (a)	595,605	63,539,141
Jack Henry & Associates, Inc.	76,908	13,850,362
MasterCard, Inc. Class A	112,526	41,702,136
Maximus, Inc.	63,913	4,783,888
Paychex, Inc.	338,103	39,172,614
VeriSign, Inc. (a)	97,573	21,275,793
Visa, Inc. Class A	1,106,199	254,658,072
		622,925,600
Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	4,243,139	119,911,108
Texas Instruments, Inc.	944,088	167,301,834
		287,212,942
Software - 8.5%
Black Knight, Inc. (a)	164,689	9,978,507
Check Point Software Technologies Ltd. (a)	107,223	13,638,766
Microsoft Corp.	2,266,174	561,580,574
Oracle Corp.	717,635	63,481,992
Tyler Technologies, Inc. (a)	43,890	14,166,375
UiPath, Inc. Class A (a)(b)	284,052	4,363,039
		667,209,253
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	2,121,867	306,164,189
TOTAL INFORMATION TECHNOLOGY		1,883,511,984
MATERIALS - 4.5%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	234,115	75,036,199
Balchem Corp.	33,905	4,429,010
Ecolab, Inc.	233,763	36,193,525
Linde PLC	500,111	165,506,734
		281,165,468
Construction Materials - 0.3%
Vulcan Materials Co.	134,925	24,735,800
Containers & Packaging - 0.6%
Aptargroup, Inc.	68,965	7,975,113
Ball Corp.	327,403	19,067,951
Packaging Corp. of America	95,932	13,689,496
Silgan Holdings, Inc.	88,415	4,764,684
		45,497,244
TOTAL MATERIALS		351,398,512
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	84,266	6,288,772
American Tower Corp.	491,439	109,782,558
Crown Castle International Corp.	457,084	67,698,711
CubeSmart	236,917	10,848,429
Digital Realty Trust, Inc.	276,897	31,737,934
Equinix, Inc.	96,132	70,957,913
Equity Lifestyle Properties, Inc.	184,626	13,252,454
Essex Property Trust, Inc.	8,150	1,842,471
Extra Space Storage, Inc.	141,348	22,308,955
Life Storage, Inc.	89,071	9,623,231
Mid-America Apartment Communities, Inc.	24,473	4,080,139
Public Storage	166,760	50,751,738
Realty Income Corp.	105,434	7,151,588
Sun Communities, Inc.	130,172	20,418,780
		426,743,673
UTILITIES - 5.0%
Electric Utilities - 3.2%
Alliant Energy Corp.	264,859	14,310,332
American Electric Power Co., Inc.	542,260	50,950,750
Duke Energy Corp.	812,723	83,263,471
Evergy, Inc.	204,558	12,815,559
Eversource Energy	365,680	30,106,434
Hawaiian Electric Industries, Inc. (b)	115,547	4,884,172
IDACORP, Inc.	53,366	5,646,656
Pinnacle West Capital Corp.	119,321	8,895,381
Xcel Energy, Inc.	577,364	39,705,322
		250,578,077
Gas Utilities - 0.3%
Atmos Energy Corp.	147,660	17,355,956
Southwest Gas Corp.	65,069	4,355,068
Spire, Inc.	55,408	4,001,566
		25,712,590
Multi-Utilities - 1.5%
Ameren Corp.	272,717	23,690,926
Black Hills Corp.	68,694	4,972,072
CMS Energy Corp.	306,310	19,355,729
Consolidated Edison, Inc.	374,271	35,671,769
DTE Energy Co.	20,428	2,377,206
WEC Energy Group, Inc.	332,950	31,293,971
		117,361,673
Water Utilities - 0.0%
American Water Works Co., Inc.	25,734	4,027,114
TOTAL UTILITIES		397,679,454
TOTAL COMMON STOCKS (Cost $6,522,849,510)		7,871,999,751

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $981,243)	1,000,000	981,226

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	12,995,137	12,997,736
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	14,483,530	14,484,979
TOTAL MONEY MARKET FUNDS (Cost $27,482,715)		27,482,715

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,551,313,468)	7,900,463,692
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(1,713,778)
NET ASSETS - 100.0%	7,898,749,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	Mar 2023	20,245,500	856,383	856,383
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	Mar 2023	6,923,540	428,394	428,394

TOTAL FUTURES CONTRACTS					1,284,777
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $981,226.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $328,011 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	17,178,803	386,117,066	390,298,133	212,618	-	-	12,997,736	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	246,547,154	67,640,793	299,702,968	4,266	-	-	14,484,979	0.0%
Total	263,725,957	453,757,859	690,001,101	216,884	-	-	27,482,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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